Commitments and Contingencies (Details) - USD ($)	1 Months Ended	6 Months Ended	12 Months Ended
	Jul. 22, 2021	Jun. 30, 2023	Dec. 31, 2022
Commitments and Contingencies (Details) [Line Items]
Purchase additional units		1,875,000	1,875,000
Aggregate fee (in Dollars)		$ 125,000	$ 125,000
Deferred underwriting discount		3.50%	3.50%
Shares of common stock		125,000	125,000
Underwriter’s over-allotment option		143,750	143,750
Sale price (in Dollars per share)		$ 11.14
Underwriter least percentage		75.00%	75.00%
Public and private equity percentage		50.00%	50.00%
Over-Allotment Option [Member]
Commitments and Contingencies (Details) [Line Items]
Purchase additional units	1,331,230
Aggregate issuance representative shares	138,312
IPO [Member]
Commitments and Contingencies (Details) [Line Items]
Sale price (in Dollars per share)	$ 10